DERIVATIVE FINANCIAL INSTRUMENTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
DERIVATIVE FINANCIAL INSTRUMENTS
Gains (Losses) recognized in Statement of Operations on derivatives	¥ 107,951	¥ (56,861)	¥ 43,594
Cross currency interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Notional amounts	1,678,448	1,917,252
Cross currency interest rate swaps | Not designated as hedging instruments | Gain (loss) on derivatives
DERIVATIVE FINANCIAL INSTRUMENTS
Gains (Losses) recognized in Statement of Operations on derivatives	107,951	(56,861)	39,651
Cross currency interest rate swaps | Not designated as hedging instruments | Derivative liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	¥ 163,522	271,473
Forward currency exchange | Not designated as hedging instruments | Gain (loss) on derivatives
DERIVATIVE FINANCIAL INSTRUMENTS
Gains (Losses) recognized in Statement of Operations on derivatives		¥ 7,624	¥ 3,681